UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21113

Touchstone Institutional Funds Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Sands Capital Institutional Growth Fund – March 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.6%

Information Technology — 35.3%
ARM Holdings PLC ADR	2,436,000	$124,162,920
ASML Holding NV, (Netherlands)	1,181,000	110,258,160
Baidu, Inc. ADR*	965,000	147,046,700
Facebook, Inc. - Class A*	2,220,000	133,732,800
Google, Inc. - Class A*	203,000	226,245,530
LinkedIn Corp. - Class A*	615,000	113,738,100
Salesforce.com, Inc.*	2,664,000	152,087,760
Splunk, Inc.*	1,115,000	79,711,350
Visa, Inc. - Class A	1,305,000	281,697,300
		1,368,680,620

Consumer Discretionary — 25.2%
Amazon.com, Inc.*	685,000	230,516,200
Chipotle Mexican Grill, Inc.*	296,000	168,142,800
Las Vegas Sands Corp.	1,531,000	123,674,180
NIKE, Inc. - Class B	1,649,000	121,795,140
priceline.com, Inc.*	165,000	196,661,850
Starbucks Corp.	921,000	67,582,980
Ulta Salon Cosmetics & Fragrance, Inc.*	712,612	69,465,418
		977,838,568

Health Care — 18.0%
Alexion Pharmaceuticals, Inc.*	668,000	101,622,840
athenahealth, Inc.*†	507,000	81,241,680
Biogen Idec, Inc.*	471,000	144,064,770
BioMarin Pharmaceutical, Inc.*	846,000	57,705,660
Cerner Corp.*	1,771,000	99,618,750
Intuitive Surgical, Inc.*	217,000	95,043,830
Regeneron Pharmaceuticals, Inc.*	394,000	118,310,320
		697,607,850

Energy — 12.1%
FMC Technologies, Inc.*	1,729,000	90,409,410
National Oilwell Varco, Inc.	1,346,000	104,813,020
Schlumberger Ltd. (Cook Islands)	1,518,000	148,005,000
Southwestern Energy Co.*	2,738,000	125,975,380
		469,202,810

Materials — 3.4%
Monsanto Co.	1,185,000	134,817,450

Financials — 2.6%
Charles Schwab Corp. (The)	3,666,000	100,191,780
Total Common Stocks		$3,748,339,078

Investment Funds— 4.7%
Invesco Government & Agency
Portfolio, Institutional Class,
0.02%**∞Ω	57,169,347	$57,169,347
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	122,671,801	122,671,801
Total Investment Funds		$179,841,148

Total Investment Securities —101.3%
(Cost $2,761,229,532)		$3,928,180,226

Liabilities in Excess of Other Assets — (1.3%)		(49,203,314)

Net Assets — 100.0%		$3,878,976,912

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $56,339,583.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$3,748,339,078	$—	$—	$3,748,339,078
Investment
Funds	179,841,148	—	—	179,841,148
				$3,928,180,226

See accompanying Notes to Portfolios of Investments.

1

Notes to Portfolio of Investments

March 31, 2014 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2014, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation.

All transfers in and out of the levels are recognized at the end of the period. During the period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

The Fund’s portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board ofTrustees and are categorized in Level 3. Shares of open-end mutual funds in which the Fund invests are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Fund. Any debt securities held by the Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

2

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 3 Valuation— Securities held by the Fund that does not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Fund’s Board of Trustees.

The Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Investment companies— The Fund may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV. When the Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Portfolio securities loaned— The Fund may lend its portfolio securities. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Fund’s custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of March 31, 2014, the Fund loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Sands Capital Institutional Growth Fund	$56,339,583	$57,169,347

All collateral received as cash is received, held and administered by the Fund’s custodian for the benefit of the Fund in its custody account or other account established for the purpose of holding collateral.

3

Notes to Portfolio of Investments (Unaudited) (Continued)

By participating in securities lending, the Fund receives compensation in the form of fees. Securities lending income is derived from lending long securities from the fund to credit worthy approved borrowers at rates that are determined based on daily trading volumes, float, short term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2014, the Fund had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Sands Capital Institutional Growth Fund	$2,761,229,532	$1,186,301,120	$(19,350,426)	$1,166,950,694

4

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Institutional Funds Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 05/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 05/27/14

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 05/27/14

* Print the name and title of each signing officer under his or her signature.